SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	4 Months Ended	9 Months Ended	12 Months Ended
	Jan. 15, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2018
Unrecognized Tax Benefits			$ 1,028,000	$ 614,000		$ 225,000
Amounts accrued for interest and penalties			$ 0
Statutory tax rate			21.00%	21.00%
Northern Genesis Acquisition Corp II [Member]
Common stock subject to possible redemption	41,400,000	41,400,000
Unrecognized Tax Benefits	$ 0		$ 0		$ 0
Amounts accrued for interest and penalties	0		$ 0		$ 0
Statutory tax rate		21.00%
Purchase Of Aggregate Shares		20,486,667
Federal depository insurance coverage	$ 250,000	$ 250,000